As filed with the Securities and Exchange Commission on July 31, 2025

Securities Act File No. 333-280963
Investment Company Act File No. 811-23989

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-2
☒ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☒ PRE-EFFECTIVE AMENDMENT NO. 4
POST-EFFECTIVE AMENDMENT NO. ___
and/or
☒ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒ AMENDMENT NO. 4
Prospect Enhanced Yield Fund
(Exact Name of Registrant as Specified in the Charter)
10 East 40th Street, 42nd Floor
New York, NY 10016
(Address of Principal Executive Offices)

(212) 448-0702
(Registrant’s Telephone Number, Including Area Code)
M. Grier Eliasek
Prospect Enhanced Yield Fund
10 East 40th Street, 42nd Floor
New York, NY 10016
(Name and address of agent for service)

COPIES TO:
Owen J. Pinkerton, Esq.
Krisztina Nadasdy, Esq.
Eversheds Sutherland (US) LLP
700 Sixth Street, NW, Suite 700
Washington, DC 20001
Tel: (202) 383-0262
Fax: (202) 637-3593

Approximate date of commencement of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

THE REGISTRANT HEREBY AMENDS THE REGISTRATION STATEMENT TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT THAT SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

☐    Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☒    Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐    Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐    Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐    Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

☐    when declared effective pursuant to Section 8(c) of the Securities Act.

If appropriate, check the following box:

☐    This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☐    This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:______.

☐    This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:    .

☐    This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:    .

Check each box that appropriately characterizes the Registrant:

☒    Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

☐    Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☒    Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☐    A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐    Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐    Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).

☐    If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☒    New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

Explanatory Note

This Pre-Effective Amendment No. 4 to the Registration Statement on Form N-2 (File Nos. 333-280963 and 811-23989) of Prospect Enhanced Yield Fund (as amended prior to the date hereof, the “Registration Statement”) is being filed solely for the purpose of updating the exhibit index included within Item 25 of the Registration Statement. No changes are intended to be made to Parts A and B of the Registration Statement, which were included in Pre-Effective Amendment No. 2 to the Registration Statement, filed on June 26, 2025. Therefore, Parts A and B of the Registration Statement are incorporated herein by reference.

PART C

Other Information

Item 25. Financial Statements and Exhibits

(1)Financial Statements

Part A: None
Part B: Audited financial statements of the Registrant as of May 29, 2025 are incorporated by reference herein to the Registrant’s Statement of Additional Information on Form N-2 (File Nos. 333-280963 and 811-23989) as previously filed on June 26, 2025.

(2)Exhibits

(a)(1)    Certificate of Trust(1)
(a)(2)    Amended and Restated Declaration of Trust(2)
(b)    By-Laws(2)
(c)    Not Applicable
(d)    Multiple Class Plan Pursuant to Rule 18f-3(2)
(e)    Dividend Reinvestment Plan(2)
(f)    Not Applicable
(g)    Form of Investment Advisory Agreement(2)
(h)(1)    Form of Distribution Agreement(2)
(h)(2)    Form of Selling Agreement(2)
(i)    Not Applicable
(j)(1)    Custody Agreement(2)
(k)(1)    Form of Administration Agreement(2)
(k)(2)    Form of Sub-Administration Agreement(2)
(k)(3)    Form of Expense Limitation and Reimbursement Agreement(2)
(k)(4)    License Agreement(2)
(k)(5)    Distribution and Shareholder Servicing Plan(2)
(k)(6)     Form of Management Fee Waiver and Reimbursement(2)
(l)    Opinion and Consent of Delaware Counsel(2)
(m)    Not Applicable
(n)    Consent of Independent Registered Public Accounting Firm was previously filed with the Registrant's filing on Form 2 on June 26, 2025.
(o)    Not Applicable
(p)    Subscription Agreement(2)
(q)    Not Applicable
(r)    Code of Ethics(2)

(1)Incorporated by reference herein to the Registrant's Registration Statement on Form N-2 (SEC File Nos. 333-280963 and 811-23989) filed with the SEC on September 26, 2024.

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(2)Incorporated by reference herein to the Registrant’s Registration Statement on Form N-2 (SEC File Nos. 333-280963 and 811-23989) filed with the SEC on June 26, 2025.

Item 26. Marketing Arrangements

The information contained under the heading “Plan of Distribution” in this Registration Statement is incorporated herein by reference.

Item 27. Other Expenses of Issuance and Distribution
SEC registration fee	$7,655
Advertising and sales literature	25,000
Accounting	140,000
Legal	250,000
Due Diligence	40,000
Printing	50,000
Miscellaneous fees and expenses	55,000
Total	$567,655

The amounts set forth above are in each case estimated.

Item 28. Persons Controlled by or Under Common Control

See “Management” in the Prospectus and “Certain Relationships and Related Party Transactions” in the Statement of Additional Information included in the Registrant’s Registration Statement on Form N-2 (SEC File Nos. 333-280963 and 811-23989) filed with the SEC on June 26, 2025 and incorporated herein by reference.

Item 30. Indemnification Directors and Officers
Reference is made to Article V of the Registrant’s Agreement and Declaration of Trust (the “Declaration of Trust”). The Registrant hereby undertakes that it will comply the indemnification provisions of the Declaration of Trust in a manner consistent with Release 40-11330 of the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), so long as the interpretation therein of Sections 17(h) and 17(i) of the 1940 Act remains in effect. The Registrant maintains insurance on behalf of any person who is or was an independent trustee, officer, employee, or agent of the Registrant against certain liability asserted against and incurred by, or arising out of, his or her position. However, in no event will the Registrant pay that portion of the premium, if any, for insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

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The Registrant carries liability insurance for the benefit of its trustees and officers (other than with respect to claims resulting from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office) on a claims-made basis.

Item 31. Business and Other Connections of Investment Adviser

A description of any other business, profession, vocation, or employment of a substantial nature in which the Adviser, and each director or executive officer of the Adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the sections entitled “Management—Board of Trustees,” and “Executive Officers” and “Investment Advisory Agreement.” Additional information regarding the Adviser and its officers and directors is set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-132686), and is incorporated herein by reference.

Item 32. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules thereunder are maintained at the offices of:

(1)    the Registrant, Prospect Enhanced Yield Fund, 10 East 40th Street, 42nd Floor, New York, New York 10016;

(2)    the Transfer Agent, Ultimus Fund Solutions, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022;

(3)    the Custodian, U.S. Bank National Association, 5065 Wooster Rd, Cincinnati, OH 45226;

(4)    the Adviser, Prospect Enhanced Yield Management, LLC, 700 S Rosemary Ave, Suite 204, West Palm Beach, FL 33401;

(5)    the Administrator, Prospect Administration LLC, 10 East 40th Street, 42nd Floor, New York, New York 10016; and

(6)    the Sub-Administrator, Ultimus Fund Solutions, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Item 33. Management Services

Not Applicable.

Item 34. Undertakings

(1)    Not Applicable.

(2)    Not Applicable.

(3)    Registrant undertakes:

    (a)    to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

    (1)    to include any prospectus required by Section 10(a)(3) of the Securities Act;

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    (2)    to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the SEC pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement;

    (3)    to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

    (b)    that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

    (c)    to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

    (d)    that, for the purpose of determining liability under the Securities Act to any purchaser:

    (1)    not applicable;

    (2)    if the Registrant is subject to Rule 430C [17 CFR 230.430C]: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or prospectuses filed in reliance on Rule 430A under the Securities Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use; and

    (e)    that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

    (1)    any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

    (2)    free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrant;

    (3)    the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act [17 CFR 230.482] relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

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    (4)    any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

(4)    Not Applicable.

(5)    Not Applicable.

(6)    Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(7)    The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 31st day of July, 2025.

Prospect Enhanced Yield Fund

By: __/s/ M. Grier Eliasek__________
Name: M. Grier Eliasek
Title: Trustee

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following person in the capacities and on the dates indicated.

Signature	Title	Date

/s/ M. Grier Eliasek	Trustee, Chief Executive Officer (Principal Financial Officer)	7/31/2025
M. Grier Eliasek

/s/ Kristin Van Dask	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	7/31/2025
Kristin Van Dask

/s/ Andrew Cooper	Trustee	7/31/2025
Andrew Cooper

/s/ William Gremp	Trustee	7/31/2025
William Gremp

/s/ Eugene Stark	Trustee	7/31/2025
Eugene Stark

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